Related Party Transactions - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 02, 2021	Jul. 31, 2020	May 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	May 31, 2022	May 02, 2022	May 27, 2020
Related Party Transaction [Line Items]
Share price				$ 10.1		$ 10.1
Shares issued during period new issues	5,750,000
Proceeds from private placement				$ 0	$ 2,470,000	$ 2,470,000
Debt face amount						$ 116,000	$ 116,000
Debt conversion price per share				$ 10		$ 10
Related party transaction general and administration expenses incurred				$ 30,000	$ 20,000	$ 110,000
Gross proceeds	$ 57,500,000
Percentage of common stock shareholding				20.00%
Paid an aggregate			25,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction	750,000
Shares issued during period new issues	750,000
Price per share	$ 10
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Convertible debt				$ 1,500,000		$ 1,500,000
Public Warrant [Member]
Related Party Transaction [Line Items]
Exercise price of warrants				$ 11.5		$ 11.5
Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares forfeited		57,500
Sale of founder shares				50.00%		50.00%
Proceeds from private placement				$ 2,500,000		$ 2,500,000
Class of warrants or rights, transfers, restriction on number of days from the date of business combination				30 days		30 days
Payment of monthly fees				$ 10,000		$ 10,000
Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Shares issued during period new issues				247,000		247,000
Share issued price per share				$ 10		$ 10
Sponsor [Member] | Working Capital Loans [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt face amount								$ 424,770
Debt conversion price per share								$ 10
Sponsor [Member] | Note [Member]
Related Party Transaction [Line Items]
Debt face amount									$ 300,000
Proceeds from related party notes	$ 116,000
Sponsor [Member] | Extension Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt face amount								$ 167,032.54
Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction			1,437,500
Sponsor [Member] | Common Class A [Member] | Share Price Equals Or Exceeds Dollar Twelve Per Share [Member]
Related Party Transaction [Line Items]
Share price				$ 12.5		$ 12.5
Common stock, transfers, threshold trading days				20 days		20 days
Common stock, transfers, threshold consecutive trading days				30 days		30 days
Employees [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction		57,500
Gross proceeds		$ 977.5
Price per share		$ 0.017
Sponsor and Ladenburg [Member]
Related Party Transaction [Line Items]
Percentage of common stock shareholding						20.00%
Sponsor and Ladenburg [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Shares subject to forfeit				180,000		180,000
Sponsor and Ladenburg [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeit	187,500
Representative Shares [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Shares subject to forfeit				7,500		7,500
Fair Value of Common Stock Issued		$ 288,000
Offering costs incurred		287,000
Initial value of common stock subject to possible redemption		269,000
Adjustments to Additional Paid in Capital, Warrant Issued		$ 18,000